4. DISCONTINUED OPERATIONS (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 3.Discontinued Operations Details 1Abstract
Revenues	¥ 10	¥ 1,456	¥ 41,525
(Loss) income from discontinued operations	845	(2,657)	(25,835)
Income tax (benefit) provisions	836	(4,993)	(26,929)
Income from discontinued operations, net of taxes	¥ 9	¥ 2,336	¥ 1,094